Mineral Properties, Plant and Equipment, Exploration and Evaluation - Schedule of Mineral Properties Plant and Equipment Exploration and Evaluation (Parenthetical) (Details) - USD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Short-term and low-value contractual arrangements expense		$ 470,000
Impairment loss		0
Loss on sale of asset		(783,000)	$ (1,589,000)
Mineral Properties
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Deferred stripping costs		1,596,000	13,229,000
Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Construction-in-progress assets		9,866,000	1,958,000
Plant and equipment includes right-of-use assets		41,251,000	0
Cost | Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Plant and equipment includes right-of-use assets		42,270,000	0
Accumulated Depreciation, Depletion, Disposals and Impairment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Disposals		3,783,000
Accumulated Depreciation, Depletion, Disposals and Impairment | Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Plant and equipment includes right-of-use assets		1,019,000	0	$ 0
Disposals		3,783,000
El Sauzal
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Carrying value of plant			13,963,000
Fair value of plant			5,000,000
Impairment loss		3,000,000	8,963,000
Florida Canyon Mine
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Impairment loss		2,253,000	$ 0
Florida Canyon Haul Trucks
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Disposals		3,783,000
Cash consideration		3,000,000
Loss on sale of asset		(783,000)
Proceeds from disposals		$ 2,000,000
Florida Canyon Haul Trucks | Plant and Equipment
Disclosure Of Mineral Properties Plant And Equipment Exploration And Evaluation [Line Items]
Proceeds from disposals	$ 1,000,000